BILLS RECEIVABLE (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Sale of Notes Receivable	51,737	22,911
Discount On Bills Receivable	1,187	210
Discounted Bills Derecognized Value	12,162	2,158